Vessels in Operation	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Vessels in Operation

4. Vessels in Operation

Vessels in Operation as of December 31, 2019 and 2018 consisted of the following:

	Vessel Gross Cost, as adjusted for	Accumulated	Net Book
	impairment charges	Depreciation	Value
As of January 1, 2018	$734,534	$(148,014)	$586,520

Additions	11,675	—	11,675
Acquisitions through the Poseidon Transaction	617,522	—	617,522
Depreciation	—	(31,117)	(31,117)
Impairment loss	(139,354)	67,520	(71,834)

As of December 31, 2018	$1,224,377	$(111,611)	$1,112,766

Additions	82,559	—	82,559
Depreciation	—	(39,739)	(39,739)

As of December 31, 2019	$1,306,936	$(151,350)	$1,155,586

On December 12, 2019, the Company took delivery of two 2004-built, 6,080 TEU containerships, GSL Vinia and GSL Christel Elisabeth, for a contract price of $12,250 each.

On October 9, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Kalliopi, for a contract price of $15,000.

On September 9, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Grania, for a contract price of $15,000.

On May 28, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Eleni, for a contract price of $18,500.

On November 15, 2018, the Company completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, which we refer to herein as the “Poseidon Transaction”. References herein to the “GSL Fleet” are to the 19 vessels that were owned by us prior to the consummation of the Poseidon Transaction, and references to the “Poseidon Fleet” are to the 19 vessels that we acquired as a result of the Poseidon Transaction, excluding the Argos.

On June 18, 2018, the Company took delivery of a 2005-built, 2,824 TEU containership, now named GSL Valerie, for a contract price of $11,275.

Impairment

Whilst charter rates in the spot market and asset values saw overall improvements through 2019, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery was not considered to have been sufficiently sustained not to undertake a review for impairment for vessel groups where the carrying value as at December 31, 2019 might not be recoverable. Consequently, the Company performed an impairment analysis (step one) to estimate the future undiscounted cash flows for each of their vessel groups. The assessment concluded that no impairment of vessels existed as of December 31, 2019, as the undiscounted projected net operating cash flows exceeded the carrying values. Step two of the impairment analysis was not required.

As of December 31, 2018, an impairment test was performed for the 19 vessels in the GSL Fleet, which resulted in an impairment charge on three vessels, totaling to $71,834, being recognized during the year ended December 31, 2018.

Collateral

As of December 31, 2019, 18 vessels of the GSL Fleet were pledged as collateral under the 2022 Notes and the Citi Super Senior Term Loan (“Citi Credit Facility”), one vessel of the GSL Fleet was pledged as collateral under the Hayfin Credit Facility and the vessels acquired during 2019 were pledged under the Hellenic Bank Credit Facility (see note 11). Additionally, the loan facilities of Poseidon Fleet are collateralized by preferred mortgages over 16 of the Poseidon vessels. Three vessels were unencumbered.

Advances for vessel acquisitions and other additions

On November 5, 2019, the Company via its subsidiaries, Global Ship Lease 35 and 36 agreed to purchase two 2002-built, 6,422 TEU containerships for a contract price of $13,000 each. In connection with these acquisitions, the Company paid advances of $1,300 each. Both vessels were delivered subsequent to the year end (see note 18).

The Company has made advances for the installation of scrubbers and ballast water treatments totaling $8,191 and $nil as of December 31, 2019 and 2018, respectively.  It is expected that the installations will be completed during 2020.